Condensed Consolidated Statements of Comprehensive Income (Loss) (Parenthetical) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Sep. 30, 2014
Statement of Comprehensive Income [Abstract]
Tax effects of changes in unrealized gain on derivatives	$ 310	$ 310
Tax effects of reclassification adjustments on derivatives	$ 589	$ 942